Significant Accounting Policies (Details) - Schedule of property and equipment	12 Months Ended
Dec. 31, 2021
Machinery and Equipment [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment [Line Items]
Useful Life	10.00%
Office equipment [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment [Line Items]
Useful Life	33.00%
Land [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment [Line Items]
Useful Life